Long-Term Loans	6 Months Ended
Apr. 30, 2026
Long-Term Loans [Abstract]
Long-term loans
13.	Long-term loans

	April 30, 2026	October 31, 2025
Loans from third parties	$4,689	$207,617
Loans from banks	2,150,146	2,093,118
Total	$2,154,835	$2,300,735

Presented in consolidated balance sheet:

	April 30, 2026	October 31, 2025
Non-current liabilities	$704,989	$2,278,162
Current liabilities	1,449,846	22,573
Total	$2,154,835	$2,300,735

On December 27, 2023, the Company entered into a long-term loan agreement with Zhejiang Yiwu Rural Commercial Bank with a loan period of three years. The loan of RMB 9,950,000.00 (approximately $1.45 million) bears a fixed interest rate of 3.50% per annum and will mature in December 2026, pledged by Shanghai Real Estate (Jiading) of Certificate No. (2011) 007573.

On October 25, 2024, the Company entered into a long-term loan with China Construction Bank Corporation Limited Shanghai Jing’an Sub-branch with a loan period of three years. The loan of RMB 886,020 (approximately $0.13 million) bears a fixed interest rate of 3.9% per annum and will mature in October 2027.

On October 1, 2025, the Company entered into a long-term loan with Bank of China Limited Zhumadian Zhonghua Road Sub-branch with a loan period of two years. The loan of RMB 4,000,000 (approximately $0.58 million) bears a fixed annual interest rate of 2.9% and will mature in October 2027.

On November 1, 2024, the Company entered into several loan agreements with third parties with no interest rate. The principal of the loan is RMB 1,471,592 (approximately $0.21 million). As of April 30, 2026, the remaining balance is $4,689, and it will mature on October 31, 2026.

In accordance with the accounting standards, the loan and borrowings shall be initially recognised at fair value net of transaction costs and subsequently measured at amortised costs via effective interest method. For these interest-free loans payable to third parties, we understand that their loan terms are all 2 years and the loan amounts are insignificant to the Company, we are of the view that the effect of the time value of money are not expected to be material to the financial statements. Therefore, we leave it with no further assessment performed on the value for initial recognition and unwinding of interest.